Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-39360
Entity Registrant Name	SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED
Entity Central Index Key	0001782309
Entity Address, Address Line One	7th Floor, West Lobby, Building 7B
Entity Address, Address Line Two	Shenzhen Bay Science and Technology Ecological Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN